Shareholder Report, Holdings (Details)	Sep. 30, 2024
CLASS I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.05%
CLASS I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.46%
CLASS I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.02%
CLASS I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%
CLASS I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
CLASS I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
CLASS I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
CLASS I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
CLASS I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CLASS I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
CLASS I | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
CLASS I | TransUnion [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
CLASS I | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
CLASS I | Gartner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
CLASS I | Vulcan Materials Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
CLASS I | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
CLASS I | AMTEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
CLASS I | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
CLASS I | Mettler-Toledo International Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CLASS I | CDW Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
CLASS I | Total of top ten [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.13%
CLASS N | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.05%
CLASS N | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.46%
CLASS N | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.02%
CLASS N | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%
CLASS N | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
CLASS N | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
CLASS N | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
CLASS N | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
CLASS N | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CLASS N | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
CLASS N | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
CLASS N | TransUnion [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
CLASS N | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
CLASS N | Gartner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
CLASS N | Vulcan Materials Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
CLASS N | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
CLASS N | AMTEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
CLASS N | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
CLASS N | Mettler-Toledo International Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CLASS N | CDW Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
CLASS N | Total of top ten [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.13%